Nationwide Nasdaq-100® Risk-Managed Income ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares	Security Description		Value
	COMMON STOCKS — 100.2%
	Communication Services — 15.5%
91,678	Alphabet, Inc. - Class A (a)		$12,150,085
90,665	Alphabet, Inc. - Class C (a)		12,141,857
5,004	Charter Communications, Inc. - Class A (a)		2,002,251
138,002	Comcast Corporation - Class A		5,780,904
9,068	Electronic Arts, Inc.		1,251,475
47,886	Meta Platforms, Inc. - Class A (a)		15,665,904
14,771	Netflix, Inc. (a)		7,001,011
128,363	Sirius XM Holdings, Inc.		600,739
39,819	T-Mobile US, Inc.		5,990,769
14,763	Trade Desk, Inc. - Class A (a)		1,040,201
80,832	Warner Bros. Discovery, Inc. (a)		844,694
			64,469,890
	Consumer Discretionary — 14.2%
13,712	Airbnb, Inc. - Class A (a)		1,732,374
158,348	Amazon.com, Inc. (a)		23,133,058
1,235	Booking Holdings, Inc. (a)		3,860,240
17,762	eBay, Inc.		728,420
15,082	JD.com, Inc. - ADR		413,699
75,455	Lucid Group, Inc. (a)		318,420
4,080	Lululemon Athletica, Inc. (a)		1,822,944
10,125	Marriott International, Inc. - Class A		2,052,338
1,680	MercadoLibre, Inc. (a)		2,722,373
2,032	O’Reilly Automotive, Inc. (a)		1,996,196
20,270	PDD Holdings, Inc. - ADR (a)		2,988,609
11,373	Ross Stores, Inc.		1,482,812
38,055	Starbucks Corporation		3,778,862
48,927	Tesla, Inc. (a)		11,746,393
			58,776,738
	Consumer Staples — 6.2%
14,733	Costco Wholesale Corporation		8,732,838
7,325	Dollar Tree, Inc. (a)		905,297
46,582	Keurig Dr Pepper, Inc.		1,470,594
40,742	Kraft Heinz Company		1,430,452
45,201	Mondelez International, Inc. - Class A		3,211,983
34,736	Monster Beverage Corporation (a)		1,915,690
45,721	PepsiCo, Inc.		7,694,387
28,628	Walgreens Boots Alliance, Inc.		570,842
			25,932,083
	Energy — 0.5%
33,596	Baker Hughes Company		1,133,865
6,027	Diamondback Energy, Inc.		930,629
			2,064,494
	Financials — 0.5%
37,026	PayPal Holdings, Inc. (a)		2,133,068
	Health Care — 6.6%
2,563	Align Technology, Inc. (a)		547,969
17,747	Amgen, Inc.		4,785,300
19,659	AstraZeneca plc - ADR		1,269,775
4,826	Biogen, Inc. (a)		1,129,670
12,884	DexCom, Inc. (a)		1,488,360
15,106	GE HealthCare Technologies, Inc.		1,034,157
41,401	Gilead Sciences, Inc.		3,171,317
2,765	IDEXX Laboratories, Inc. (a)		1,287,992
5,262	Illumina, Inc. (a)		536,461
11,640	Intuitive Surgical, Inc. (a)		3,618,178
12,653	Moderna, Inc. (a)		983,138
3,596	Regeneron Pharmaceuticals, Inc. (a)		2,962,421
6,236	Seagen, Inc. (a)		1,329,578
8,553	Vertex Pharmaceuticals, Inc. (a)		3,034,690
			27,179,006
	Industrials — 4.8%
13,719	Automatic Data Processing, Inc.		3,154,272
3,392	Cintas Corporation		1,876,624
31,695	Copart, Inc. (a)		1,591,723
67,458	CSX Corporation		2,178,893
18,961	Fastenal Company		1,137,091
22,098	Honeywell International, Inc.		4,329,440
3,660	Old Dominion Freight Line, Inc.		1,423,960
17,357	PACCAR, Inc.		1,593,720
11,971	Paychex, Inc.		1,460,103
4,827	Verisk Analytics, Inc.		1,165,383
			19,911,209
	Information Technology — 50.4% (b)
15,236	Adobe, Inc. (a)		9,309,348
53,434	Advanced Micro Devices, Inc. (a)		6,474,063
16,658	Analog Devices, Inc.		3,054,744
2,896	ANSYS, Inc. (a)		849,571
243,033	Apple, Inc.		46,164,118
27,864	Applied Materials, Inc.		4,173,470
2,936	ASML Holding NV - NY		2,007,519
5,052	Atlassian Corporation - Class A (a)		964,679
7,120	Autodesk, Inc. (a)		1,555,222
13,841	Broadcom, Inc.		12,813,029
9,066	Cadence Design Systems, Inc. (a)		2,477,466
135,212	Cisco Systems, Inc.		6,541,557
16,846	Cognizant Technology Solutions Corporation - Class A		1,185,621
7,447	Crowdstrike Holdings, Inc. - Class A (a)		1,764,865
9,853	Datadog, Inc. - Class A (a)		1,148,564
4,570	Enphase Energy, Inc. (a)		461,661
26,061	Fortinet, Inc. (a)		1,369,766
18,197	GLOBALFOUNDRIES, Inc. (a)		976,997
138,388	Intel Corporation		6,185,944
9,301	Intuit, Inc.		5,315,149
4,574	KLA Corporation		2,491,092
4,472	Lam Research Corporation		3,201,594
28,560	Marvell Technology, Inc.		1,591,649
18,113	Microchip Technology, Inc.		1,511,349
36,324	Micron Technology, Inc.		2,764,983
114,747	Microsoft Corporation		43,478,786
38,069	NVIDIA Corporation		17,804,871
8,633	NXP Semiconductors NV		1,761,823
14,347	ON Semiconductor Corporation (a)		1,023,372
10,165	Palo Alto Networks, Inc. (a)		2,999,590
36,967	QUALCOMM, Inc.		4,770,591
5,062	Synopsys, Inc. (a)		2,749,830
30,115	Texas Instruments, Inc.		4,598,862
6,858	Workday, Inc. - Class A (a)		1,856,598
8,346	Zoom Video Communications, Inc. - Class A (a)		566,109
4,838	Zscaler, Inc. (a)		955,650
			208,920,102
	Real Estate — 0.3%
13,572	CoStar Group, Inc. (a)		1,127,019
	Utilities — 1.2%
17,095	American Electric Power Company, Inc.		1,359,907
10,768	Constellation Energy Corporation		1,303,359
33,020	Exelon Corporation		1,271,600
18,280	Xcel Energy, Inc.		1,112,155
			5,047,021
	TOTAL COMMON STOCKS (Cost $370,767,653)		415,560,630

Contracts	Notional Amount
	PURCHASED OPTIONS (c) — 0.0% (d)
260	Nasdaq 100 Index Put, Expiration 12/15/2023, Exercise Price: $14,225.00	$414,644,620	158,600
	TOTAL PURCHASED OPTIONS (Cost $523,042)		158,600

Shares	SHORT-TERM INVESTMENTS — 0.1%
242,845	Invesco Government & Agency Portfolio – Institutional Class, 5.28% (e)		242,845
	TOTAL SHORT-TERM INVESTMENTS (Cost $242,845)		242,845

	TOTAL INVESTMENTS (Cost $371,533,540) — 100.3%		415,962,075
	Liabilities in Excess of Other Assets — (0.3)%		(1,402,932)
	NET ASSETS — 100.0%		$414,559,143

Percentages are stated as a percent of net assets.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

ADR American Depositary Receipt. NY New York Registry Shares.

(a) Non-income producing security.
(b) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c) Exchange traded.

(d) Represents less than 0.05% of net assets.
(e) Rate shown is the annualized seven-day yield as of November 30, 2023.

Nationwide Nasdaq-100® Risk-Managed Income ETF
Schedule of Written Options
November 30, 2023 (Unaudited)
Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) - (0.4)%
(260)	Nasdaq 100 Index Call, Expiration: 12/15/2023, Exercise Price: $16,275.00	$(414,644,620)	$(1,575,600)
	TOTAL WRITTEN OPTIONS (Premiums Received $3,062,467)		$(1,575,600)

	Percentages are stated as a percent of net assets. (a) Exchange traded.

Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2023:

Nationwide Nasdaq-100® Risk-Managed Income ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$415,560,630	$–	$–	$415,560,630
Purchased Options	–	158,600	–	158,600
Short-Term Investments	242,845	–	–	242,845
Total Investments in Securities	$415,803,475	$158,600	$–	$415,962,075
Liabilities(a)
Written Options	$1,575,600	$–	–	$1,575,600
Total Investments in Securities	$1,575,600	$–	$–	$1,575,600

(a) See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

For the period ended November 30, 2023, the Fund did not recognize any transfers to or from Level 3.